12. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of Income Tax Reconciliation

	2022	2021	2020

Loss before income taxes	$(34,405,463)	$(643,227)	$(1,061,028)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(9,289,475)	(173,671)	(286,478)

Differences resulting from:
Option based payments	1,117,423	59,722	147,329
Other items	3,052	1,949	10,149
Increase/(decrease) in deferred tax assets not recognized	8,169,000	112,000	129,000

Provision for income tax expense	$-	$-	$-